Retirement Plans (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Retirement Plans (Textual) [Abstract]
Amount expensed	$ 5.1	$ 4.5	$ 3.5
Retirement Plans (Additional Textual) [Abstract]
Noncontributory benefit pension plans covering active employees	11.00%
Recognized pre - tax losses related to pension plan	8.1
Service costs related to pension plan	0.6
Other postretirement benefit plan unrecognized amounts	0
CTS Common Stock [Member]
Retirement Plans (Textual) [Abstract]
Percentage Of Total Plan Assets	6.00%	5.00%
Equity securities [Member] | CTS Common Stock [Member]
Retirement Plans (Textual) [Abstract]
CTS common stock included in pension plan assets, Amount	15.6	13.4
Real Estate [Member]
Retirement Plans (Textual) [Abstract]
Real estate investment grade securities	4.9	4.4
Domestic Pension Plans [Member]
Retirement Plans (Textual) [Abstract]
Contribution to pension and other post retirement benefit plans	0
Other Postretirement Benefit Plan [Member]
Retirement Plans (Textual) [Abstract]
Contribution to pension and other post retirement benefit plans	0
Expected contribution to be made by CTS	0.4
Foreign Pension Plans [Member]
Retirement Plans (Textual) [Abstract]
Expected contribution to be made by CTS	1.6
United States Pension Plans of US Entity, Defined Benefit [Member]
Retirement Plans (Textual) [Abstract]
Expected contribution to be made by CTS	$ 1.0